OPERATING LEASES (Additional Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2012
Leases, Operating [Abstract]
Right-of-use asset, net (Note 21)	$ 17,391	$ 13,000	$ 0	$ 13,000
Operating lease liability	$ 19,590	$ 15,100		$ 15,100